Financial instruments risks - Summary of Breakdown by Product of Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Credit card balances not used
Disclosure Of Breakdown By Product Of Financial Liabilities [Line Items]
Financial guarantees and loan commitments	$ 17,153,672,029	$ 14,971,767,002
Revocable agreed current account advances
Disclosure Of Breakdown By Product Of Financial Liabilities [Line Items]
Financial guarantees and loan commitments	894,937,573	604,197,584
Guarantees granted
Disclosure Of Breakdown By Product Of Financial Liabilities [Line Items]
Financial guarantees and loan commitments	105,504,066	167,423,407
Liabilities related to foreign trade transactions
Disclosure Of Breakdown By Product Of Financial Liabilities [Line Items]
Financial guarantees and loan commitments	68,137,188	74,040,184
Secured loans
Disclosure Of Breakdown By Product Of Financial Liabilities [Line Items]
Financial guarantees and loan commitments	66,502,691	79,725,158
Overdrafts and receivables not used
Disclosure Of Breakdown By Product Of Financial Liabilities [Line Items]
Financial guarantees and loan commitments	34,546,942	143,375,799
TOTAL
Disclosure Of Breakdown By Product Of Financial Liabilities [Line Items]
Financial guarantees and loan commitments	$ 18,323,300,489	$ 16,040,529,134